Long-term Debt	12 Months Ended
Dec. 31, 2023
Disclosure Of Borrowings [Abstract]
Long-term Debt	Long-term Debt

	December 31, 2023	December 31, 2022
Senior Notes (a)	$300,608	$298,107
Gold Notes (b)	63,310	67,145
Convertible Debentures (c)	13,913	13,182
Total	377,831	378,434
Less: current portion	(36,826)	(15,525)
Non-current portion	$341,005	$362,909
a)Senior Unsecured Notes due 2026 (“Senior Notes”)
On August 9, 2021, the Company issued $300 million face value of Senior Notes for net cash proceeds of $286.0 million after discount and transaction costs. The Senior Notes mature on August 9, 2026. The Senior Notes are denominated in U.S. dollars and bear interest at the rate of 6.875% per annum. Interest is payable in arrears in equal semi-annual installments on February 9 and August 9 of each year.
10.    Long-term Debt (cont.)

Amount
Carrying value of the debt as at December 31, 2021	$295,796
Interest expense accrued	20,625
Interest expense paid	(20,625)
Accretion of discount	2,311
Carrying value of the debt as at December 31, 2022	$298,107
Interest expense accrued	20,625
Interest expense paid	(20,625)
Accretion of discount (Note 18)	2,501
As at December 31, 2023	300,608
Less: current portion, represented by accrued interest	(8,135)
Non-current portion as at December 31, 2023	$292,473
The Company’s subsidiaries which directly own the Segovia Operations and the Toroparu Project have provided unsecured guarantees for the Senior Notes.
Prior to August 9, 2023, the Company had the option to redeem some or all of the Notes at a price equal to 100% of the principal amount of the Notes plus a “make-whole” premium as discussed below, plus accrued and unpaid interest.
In addition, prior to August 9, 2023, the Company had the option to redeem up to 35% of the original aggregate principal amount of the Senior Notes with the net cash proceeds of one or more equity offerings at a redemption price equal to 106.9% of the aggregate principal amount thereof, plus accrued and unpaid interest.
On and after August 9, 2023, the Company may redeem the Senior Notes, in whole or in part, at the relevant redemption price (expressed as a percentage of the principal amount of the Senior Notes) and accrued and unpaid interest on the Senior Notes up to the redemption date. The redemption price for the Senior Notes during the 12-month period beginning on August 9 of each of the following years is: 2023 – 103.4%; 2024 – 101.7%; 2025 and thereafter – 100.0%.
The discount and transaction costs incurred on issuance of the Senior Notes totaling $14.0 million have been offset against the carrying amount of the Senior Notes and are being amortized to net income using the effective interest method, resulting in an effective interest rate of 7.9%, including the 6.9% coupon.
b)Gold Notes
As part of the Aris Gold Transaction, the Gold Notes that were issued by Aris Gold were acquired by Aris Mining. The total number of notes outstanding held by third parties at the Acquisition Date is 67,926,572. The Company recorded a liability for the fair value of the Gold Notes using valuation pricing models at Acquisition Date.
The fair value of the Gold Notes was calculated using valuation pricing models at the date of the Aris Gold Transaction. Significant inputs used in the valuation model include a credit spread, risk free rates, gold prices, implied volatility of gold prices and recent trading history.
10.    Long-term Debt (cont.)

	Number of Gold Notes	Amount
Acquisition of Aris Gold’s gold-linked note liability	67,926,572	$68,592
Repayments	(1,920,226)	(1,847)
Change in fair value through profit and loss (Note 19)	—	(910)
Change in fair value through other comprehensive income due to changes in credit risk	—	1,310
Fair value allocated to Gold Notes as at December 31, 2022	66,006,346	67,145
Repayments	(7,388,882)	(7,388)
Change in fair value through profit and loss (Note 19)	—	8,950
Change in fair value through other comprehensive income due to changes in credit risk	—	(5,397)
As at December 31, 2023	58,617,464	63,310
Less: current portion	(14,777,512)	(14,778)
Non-current portion as at December 31, 2023	43,839,952	$48,532

The key terms of the Gold Notes include:
•The Gold Notes are denominated in units of $1.00.
•The Gold Notes are non-callable, are secured over all assets of Aris Holdings, will be repaid over a seven-year term, and mature on August 26, 2027.
•The Gold Notes represent senior secured obligations of Aris Holdings, ranking pari passu with all present and future senior indebtedness, including the Wheaton stream financing (Note 12), and senior to all present and future subordinated indebtedness of Aris Holdings.
•The Gold Notes bear cash interest at a rate of 7.5% per annum, payable monthly.
•An amount of physical gold will be set aside monthly by Aris Holdings in an escrow account (the “Gold Escrow Account”) to be used to fund the principal payments (the “Amortizing Payments”). Amortizing Payments are based on a prescribed number of ounces of gold and a $1,400 per ounce floor price.
•To fund the quarterly Amortizing Payments, within five business days after the 15th day of each of February, May, August and November (the “Measurement Dates”), the gold accumulated in the Gold Escrow Account will be sold and the proceeds will be paid to holders on the following basis:
•If the afternoon per ounce London Bullion Market Association Gold Price (the “London PM Fix”) on the Measurement Dates is above the $1,400 per ounce floor price, Aris Holdings will make a total cash payment to the holders of the Gold Notes equal to that number of gold ounces sold multiplied by the London PM Fix.
•The Gold Premium will be the portion of the gold sale proceeds attributed to the excess of the London PM Fix over the $1,400 per ounce floor price and will not reduce the principal amount of the Gold Notes outstanding.
•If the London PM Fix is at or below the $1,400 per ounce floor price, Aris Holdings will make a cash payment to the holders of the Gold Notes equal to the applicable Amortizing Payment. Any shortfall in the proceeds from the sale of the gold ounces below $1,400 per ounce will be paid by Aris Holdings.
•Aris Holdings will use commercially reasonable efforts to hedge the $1,400 per ounce floor price for the Amortizing Payments on a rolling four-quarters basis.
•The Gold Notes trade on the Cboe Canada Exchange under the symbol “AMNG.NT.U”
10.    Long-term Debt (cont.)
Scheduled Amortizing Payments of the Gold Notes at $1,400 per ounce are as follows:

	2024	2025	2026	2027	Total
Gold ounces	10,555	11,523	11,611	8,180	41,869
Principal repayments	$14,777	$16,132	$16,255	$11,453	$58,617

	2023	2022
Repayments	$7,388	$1,920
Gold premiums	2,788	490
Interest payment	4,696	1,262
As at December 31, 2023, there were 880 ounces (December 31, 2022 - 500 ounces) of gold held in gold in trust with a carrying value of $1.7 million (December 31, 2022 - $0.9 million).
c)Convertible Debentures

	Number of Debentures	Amount
As at December 31, 2021	18,000	$19,466
Change in fair value through profit and loss (Note 19)	—	(4,552)
Change in FVOCI due to changes in credit risk	—	(546)
Exchange difference	—	(1,186)
As at December 31, 2022	18,000	$13,182
Change in fair value through profit and loss (Note 19)	—	1,032
Change in FVOCI due to changes in credit risk	—	(301)
Current portion as at December 31, 2023	18,000	$13,913
As at December 31, 2023, a total of C$18.0 million in aggregate principal amount ($13.6 million) of convertible unsecured subordinated debentures (“Convertible Debentures”) are issued and outstanding. The Convertible Debentures mature on April 5, 2024, have a conversion price of C$4.75 and bear interest at a rate of 8.00% per annum, payable monthly in cash in arrears.
The Convertible Debentures are a financial liability and have been designated at FVTPL. At December 31, 2023, the fair value of the Convertible Debentures has been determined using the binomial pricing model and Level 2 fair value inputs that capture all the features of the Convertible Debentures, share price volatility of 42.28% (2022 – 48.06%), risk free interest rate of 5.10% (2022 – 4.84%), dividend yield of 0% (2022 – 0%), and credit spread of 12.19% (2022 – 12.89%).